Pension and Non-pension Post-employment Benefit Plans - Expense Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 2.5	$ 1.9	$ 1.9
Interest cost	0.4	0.5	0.6
Past service cost (credit) and settlement/curtailment losses	0.0	(0.8)	0.0
Plan administrative expenses and other	1.3	1.1	1.5
Post-employment benefit expense, defined benefit plans	4.2	2.7	4.0
Defined contribution pension plan expense	11.6	10.6	10.1
Total expense for the year	15.8	13.3	14.1
Other benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	3.4	3.2	2.6
Interest cost	2.4	2.4	2.6
Past service cost (credit) and settlement/curtailment losses	0.3	2.3	8.0
Plan administrative expenses and other	0.0	0.0	0.0
Post-employment benefit expense, defined benefit plans	6.1	7.9	13.2
Defined contribution pension plan expense	0.0	0.0	0.0
Total expense for the year	$ 6.1	$ 7.9	$ 13.2